UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4646
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)                                 (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: August 31
Date of reporting period: May 31, 2011

Item 1.	Schedule of Investments

Portfolio of Investments
RiverSource California Tax-Exempt Fund
May 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (95.1%)

Issue	Coupon	Principal
description(d,e)	Rate	Amount	Value(a)
Advanced Refunded (0.6%)
California Health Facilities Financing Authority
Prerefunded Revenue Bonds
Providence Health
Series 2008
10-01-38	6.500%	$30,000	$38,956
Los Angeles Harbor Department
Revenue Bonds
Series 1988 Escrowed to Maturity
10-01-18	7.600	665,000	802,149

Total			841,105

Airport (3.3%)
County of Sacramento
Revenue Bonds
Senior Series 2009B
07-01-39	5.750	2,000,000	2,050,100
Los Angeles Department of Airports
Subordinated Revenue Bonds
Los Angeles International
Series 2010B
05-15-35	5.000	1,000,000	988,960
San Diego County Regional Airport Authority
Subordinated Revenue Bonds
Series 2010A
07-01-34	5.000	1,350,000	1,305,086

Total			4,344,146

College (6.0%)
California Educational Facilities Authority
Revenue Bonds
Loyola Marymount University
Series 2010A
10-01-40	5.125	850,000	814,513
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2008
10-01-28	5.800	2,000,000	1,982,560
California Municipal Finance Authority
Revenue Bonds
Loma Linda University
Series 2007
04-01-32	4.750	2,300,000	2,090,125
California Statewide Communities Development Authority
Revenue Bonds
Polytechnic School
Series 2009
12-01-34	5.000	500,000	488,515

Issue	Coupon	Principal
description(d,e)	Rate	Amount		Value(a)
California Statewide Communities Development Authority
Revenue Bonds
Thomas Jefferson School of Law
Series 2008A
10-01-38	7.250	1,000,000	(b)	1,010,880
University of California
Revenue Bonds
Series 2008D
05-15-27	5.000	1,500,000		1,535,625

Total				7,922,218

Electric (8.3%)
California State Department of Water Resources
Revenue Bonds
Series 2010L
05-01-14	5.000	1,435,000		1,605,751
California State Department of Water Resources
Revenue Bonds
Series 2010M
05-01-15	5.000	3,500,000		4,013,134
California Statewide Communities Development Authority
Refunding Revenue Bonds
Southern California Education
Series 2010A
09-01-29	4.500	1,310,000		1,254,797
City of Vernon
Revenue Bonds
Series 2009A
08-01-21	5.125	1,500,000		1,538,835
Walnut Energy Center Authority
Revenue Bonds
Series 2004A (AMBAC)
01-01-29	5.000	2,500,000		2,499,900

Total				10,912,417

Health Care — Hospital (19.3%)
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Medical Center
Series 2005
11-15-34	5.000	1,525,000		1,402,573
California Health Facilities Financing Authority
Revenue Bonds
Adventist Health System West
Series 2009A
09-01-39	5.750	3,000,000		2,938,170
California Health Facilities Financing Authority
Revenue Bonds
Cedars-Sinai Medical Center
Series 2009
08-15-39	5.000	1,500,000		1,361,190
California Health Facilities Financing Authority
Revenue Bonds
Providence Health & Services
Series 2008C
10-01-28	6.250	500,000		556,080

Issue	Coupon	Principal
description(d,e)	Rate	Amount	Value(a)
California Health Facilities Financing Authority
Revenue Bonds
Sutter Health
Series 2008A
08-15-30	5.000	2,500,000	2,384,050
California Health Facilities Financing Authority
Unrefunded Revenue Bonds
Providence
Series 2008
10-01-38	6.500	1,470,000	1,599,154
California Municipal Finance Authority
Revenue Bonds
Community Hospitals
Series 2009
02-01-39	5.500	3,250,000	2,754,050
California Statewide Communities Development Authority
Revenue Bonds
Catholic Healthcare West
Series 2008B
07-01-30	5.500	1,975,000	1,982,999
California Statewide Communities Development Authority
Revenue Bonds
Cottage Health Obligation Group
Series 2010
11-01-30	5.250	300,000	297,105
California Statewide Communities Development Authority
Revenue Bonds
John Muir Health
Series 2006A
08-15-32	5.000	2,450,000	2,265,809
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2006B
03-01-45	5.250	1,000,000	911,990
City of Torrance
Revenue Bonds
Torrance Memorial Medical Center
Series 2010A
09-01-30	5.000	2,100,000	1,973,727
City of Turlock
Certificate of Participation
Emanuel Medical Center
Series 2007A
10-15-31	5.125	3,930,000	3,176,226
Sierra View Local Health Care District
Revenue Bonds
Series 2007
07-01-37	5.250	2,000,000	1,813,140

Total			25,416,263

Housing — Other (1.1%)
California Statewide Communities Development Authority
Revenue Bonds
CHF — Irvine LLC — UCI East Campus
Series 2008
05-15-32	5.750	1,500,000	1,448,625

Issue	Coupon	Principal
description(d,e)	Rate	Amount		Value(a)
Housing — Single Family (1.2%)
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) A.M.T.
08-01-30	5.750	965,000		977,409
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006K A.M.T.
02-01-42	5.500	570,000		579,320

Total				1,556,729

Lease (3.7%)
California Statewide Communities Development Authority
Revenue Bonds
Proposition 1A Receivables Program
Series 2009
06-15-13	5.000	1,000,000		1,070,710
Los Angeles Municipal Improvement Corp.
Revenue Bonds
Series 2008B
09-01-38	5.000	3,000,000		2,797,200
San Mateo County Board of Education
Refunding Certificate of Participation
Series 2009
06-01-35	5.250	1,000,000		1,023,600

Total				4,891,510

Miscellaneous Revenue (2.0%)
California Infrastructure & Economic Development Bank
Revenue Bonds
Series 2008
02-01-33	5.250	2,600,000		2,628,938

Port District (0.8%)
Port of Oakland
Unrefunded Revenue Bonds
Series 2000K (NPFGC/FGIC) A.M.T.
11-01-18	5.625	995,000		996,323

Sales or Use Tax (0.8%)
Riverside County Transportation Commission
Limited Tax Revenue Bonds
Series 2010A
06-01-32	5.000	1,000,000		1,005,760

School (13.2%)
Alhambra Unified School District
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1999A (AGM)
09-01-22	5.950	1,055,000	(c)	559,561
Centinela Valley Union High School District
Unlimited General Obligation Bonds
Series 2002A (NPFGC)
08-01-31	5.250	2,000,000		1,934,640

Issue	Coupon	Principal
description(d,e)	Rate	Amount		Value(a)
Chabot-Las Positas Community College District
Unlimited General Obligation Bonds
Capital Appreciation Election of 2004
Zero Coupon
Series 2006B (AMBAC)
08-01-19	4.745	1,000,000	(c)	688,110
Encinitas Union School District
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1996 (NPFGC)
08-01-15	5.850	2,500,000	(c)	2,190,875
Lakeside Union School District San Diego County
Unlimited General Obligation Bonds
Series 2009
08-01-33	5.000	1,750,000		1,800,698
Menifee Union School District
Unlimited General Obligation Bonds
Election of 2008
Series 2008A
08-01-33	5.500	3,125,000		3,223,593
Merced Community College District
Refunding Revenue Bonds
School Facilities Financing Authority
Series 2006 (NPFGC)
08-01-21	5.000	700,000		799,309
San Bernardino Community College District
Unlimited General Obligation Bonds
Election of 2002
Series 2008A
08-01-33	6.250	1,000,000		1,110,640
San Juan Unified School District
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1999 (AGM)
08-01-21	5.680	820,000	(c)	494,452
08-01-24	5.700	1,810,000	(c)	851,714
San Mateo County Community College District
Unlimited General Obligation Bonds
Election of 2001
Series 2002A (NPFGC/FGIC)
09-01-18	5.375	1,000,000		1,048,680
Simi Valley School Financing Authority
Refunding Revenue Bonds
Unified School District
Series 2007 (AGM)
08-01-23	5.000	1,500,000		1,640,175
Twin Rivers Unified School District
Unlimited General Obligation Bonds
Election of 2006
Series 2008 (AGM)
08-01-25	5.000	1,000,000		1,046,110

Total				17,388,557

Special District — Assessment (1.1%)
Anaheim Community Facilities District No. 06-2
Special Tax Bonds
Stadium Lofts
Series 2007
09-01-37	5.000	1,000,000		774,920

Issue	Coupon	Principal
description(d,e)	Rate	Amount		Value(a)
Orange Unified School District No. 2005-2 Community Facilities
Special Tax Bonds
Del Rio School Facilities
Series 2007
09-01-37	5.000	1,000,000		730,050

Total				1,504,970

Special District — Tax Allocation (14.4%)
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08-01-29	7.500	1,615,000		1,604,470
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Southeast Bakersfield
Series 2009B
08-01-29	7.250	720,000		727,970
Carson Redevelopment Agency
Tax Allocation Bonds
Housing
Series 2010A
10-01-30	5.000	1,300,000		1,150,955
County of Riverside Economic Development Agency
Tax Allocation Bonds
Housing
Series 2010A
10-01-39	6.000	1,350,000		1,267,934
Folsom Redevelopment Agency
Tax Allocation Bonds
Central Folsom Redevelopment Project
Series 2009
08-01-29	5.125	800,000		738,096
08-01-36	5.500	800,000		726,200
Inglewood Redevelopment Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05-01-23	5.250	1,100,000		993,872
Lammersville School District No. 2002 Community Facilities
Special Tax Bonds
Mountain House
Series 2006
09-01-35	5.125	1,000,000		802,240
Palmdale Civic Authority
Refunding Revenue Bonds
Redevelopment Project No. 1
Series 2009A
07-01-27	6.000	2,780,000		2,886,085
Pittsburg Redevelopment Agency
Tax Allocation Bonds
Los Medanos Community Development Project
Zero Coupon
Series 1999 (AMBAC)
08-01-24	6.050	2,100,000	(c)	862,050
Rancho Cucamonga Redevelopment Agency
Tax Allocation Bonds
Housing Set Aside
Series 2007A (NPFGC)
09-01-34	5.000	2,200,000		1,813,658

Issue	Coupon	Principal
description(d,e)	Rate	Amount	Value(a)
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay North Redevelopment
Series 2009C
08-01-29	6.000	500,000	475,050
08-01-39	6.500	1,625,000	1,637,074
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08-01-29	6.375	500,000	488,135
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Redevelopment Projects
Series 2009B
08-01-28	6.125	310,000	303,943
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Redevelopment Projects
Series 2011B
08-01-31	6.250	875,000	893,996
Santee Community Development Commission
Tax Allocation Bonds
Redevelopment Project
Series 2011A
08-01-31	7.000	225,000	234,099
Yorba Linda Redevelopment Agency
Tax Allocation Bonds
Subordinated Lien
Redevelopment Project
Series 2011A
09-01-26	6.000	820,000	828,036
09-01-32	6.500	540,000	544,752

Total			18,978,615

State (13.4%)
State of California
Unlimited General Obligation Bonds
Series 2004
02-01-22	5.000	1,000,000	1,033,360
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2003
11-01-24	5.125	2,000,000	2,052,660
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2007
12-01-32	5.000	4,000,000	3,984,361
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04-01-31	5.750	1,000,000	1,071,460

Issue	Coupon	Principal
description(d,e)	Rate	Amount	Value(a)
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2010
03-01-24	5.250	1,000,000	1,071,390
03-01-30	5.250	1,000,000	1,027,450
State of California
Unlimited General Obligation Refunding Bonds
Series 2007
08-01-30	4.500	3,340,000	3,057,870
State of California
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2008
04-01-18	5.000	1,235,000	1,420,929
04-01-38	5.000	3,000,000	2,892,480
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04-01-29	5.300	2,000	2,027

Total			17,613,987

Toll Road (0.8%)
San Joaquin Hills Transportation Corridor Agency
Revenue Bonds
Senior Lien
Series 1993
01-01-33	5.000	1,400,000	1,005,116

Water & Sewer (5.1%)
Anaheim Public Financing Authority
Revenue Bonds
Series 2007 (NPFGC)
02-01-33	4.750	2,795,000	2,761,292
Eastern Municipal Water District
Certificate of Participation
Series 2008H
07-01-33	5.000	1,000,000	1,005,290
Eastern Municipal Water District No. 2004-27
Special Tax Bonds
Cottonwood
Series 2006
09-01-27	5.000	200,000	171,948
09-01-36	5.000	500,000	387,095
Rowland Water District
Certificate of Participation
Recycled Water Project
Series 2008
12-01-39	6.250	2,235,000	2,370,687

Total			6,696,312

Total Municipal Bonds (Cost: $127,749,915)			$125,151,591

Municipal Notes (3.4%)

		Amount
Issue	Effective	payable at
description(d,e,f)	yield	maturity	Value(a)
Abag Finance Authortiy for Nonprofit Corporations
Revenue Bonds
Hebrew Disabled Home
V.R.D.N. Series 2005 (Wells Fargo Bank)
11-15-35	0.080%	$2,000,000	$2,000,000
California Pollution Control Financing Authority
Revenue Bonds
Pacific Gas & Electric Co.
V.R.D.N. Series 1996 (JP Morgan Chase Bank)
11-01-26	0.130	2,500,000	2,500,000

Total Municipal Notes (Cost: $4,500,000)			$4,500,000

Money Market Fund (0.2%)

	Shares		Value(a)
JPMorgan Tax-Free Money Market Fund, 0.000%	281,210	(g)	$281,210

Total Money Market Fund (Cost: $281,210)			$281,210

Total Investments in Securities (Cost: $132,531,125)(h)			$129,932,801

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2011.

(b)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the value of these securities amounted to $1,010,880 or 0.77% of net assets.

(c)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(d)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGCP	—	Assured Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(e)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At May 31, 2011, the value of securities subject to alternative minimum tax represented 1.94% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(f)	The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2011.

(g)	The rate shown is the seven-day current annualized yield at May 31, 2011.

(h)	At May 31, 2011, the cost of securities for federal income tax purposes was approximately $132,531,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,411,000
Unrealized depreciation	(5,009,000)

Net unrealized depreciation	$(2,598,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair value at May 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Municipal Bonds	$—	$125,151,591	$—	$125,151,591

Total Bonds	—	125,151,591	—	125,151,591

Other
Municipal Notes	—	4,500,000	—	4,500,000
Unaffiliated Money Market Fund(c)	281,210	—	—	281,210

Total Other	281,210	4,500,000	—	4,781,210

Total	$281,210	$129,651,591	$—	$129,932,801

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

Item 2.	Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource California Tax-Exempt Trust

By	/s/ J. Kevin Connaughton J. Kevin Connaughton President and Principal Executive Officer

Date	July 22, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton President and Principal Executive Officer

Date	July 22, 2011

By	/s/ Michael G. Clarke Michael G. Clarke Treasurer and Principal Financial Officer

Date	July 22, 2011